RISK MANAGEMENT - Liquidity Risk - Liquid assets and LRI (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	$ 11,924,823	$ 11,749,890
Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	8,638,565	7,858,675
Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	4,896,134	5,283,312
Banco Comercial AV Villas S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	2,328,186	2,299,072
Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	2,073,055	2,204,574
Later than one day and not later than seven days [member] | Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	9,811,253	10,865,287
Later than one day and not later than seven days [member] | Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	6,727,345	6,955,066
Later than one day and not later than seven days [member] | Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	4,641,802	4,141,163
Later than one day and not later than seven days [member] | Banco Comercial AV Villas S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	2,027,630	1,828,016
Later than one day and not later than seven days [member] | Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	1,138,855	1,595,742
Not later than one month [member] | Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	2,568,828	6,445,745
Not later than one month [member] | Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	2,531,186	3,243,471
Not later than one month [member] | Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	1,525,529	1,588,642
Not later than one month [member] | Banco Comercial AV Villas S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	992,892	487,831
Not later than one month [member] | Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	222,748	729,790
Later than one month and not later than three months [member] | Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(15,278,208)	(15,602,231)
Later than one month and not later than three months [member] | Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(8,473,508)	(5,830,252)
Later than one month and not later than three months [member] | Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(5,458,950)	(5,038,168)
Later than one month and not later than three months [member] | Banco Comercial AV Villas S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(2,408,230)	(3,202,904)
Later than one month and not later than three months [member] | Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	$ (893,740)	$ (358,231)